Document And Entity Information	0 Months Ended
Mar. 11, 2013
Document And Entity Information
Document Type	497
Document Period End Date	Mar 11, 2013
Registrant Name	RYDEX SERIES FUNDS
Central Index Key	0000899148
Amendment Flag	false
Document Creation Date	Mar 11, 2013
Document Effective Date	Mar 11, 2013
Prospectus Date	May 1, 2012

Guggenheim Multi-Hedge Strategies Fund

RYDEX SERIES FUNDS

Multi-Hedge Strategies Fund (the “Fund”)

Supplement dated March 11, 2013

to the currently effective Statutory and Summary Prospectuses dated May 1, 2012, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Statutory and Summary Prospectuses (together, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Effective immediately, the discussion of the Fund’s principal investment strategies and the Fund’s principal risks are revised as described below to reflect the likelihood of the Fund obtaining leverage through the use of borrowings. The changes to the Fund’s principal investment strategies will have no impact on the Fund’s investment objective and investment policies.

Under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section, the following changes apply:

•	In the third full paragraph, the first sentence is revised to delete the word “moderate.” The first sentence of the third paragraph now reads as follows:

The Fund may use leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage.

•	In the fourth full paragraph, the following sentence is added as the fifth sentence of the paragraph:

The Fund may use leverage to the extent permitted by applicable law by entering into borrowing transactions (principally lines of credit) for investment purposes.

The fourth full paragraph now reads as follows:

The Fund may be long or short in a broad mix of financial assets including small, mid, and large capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts (“ADRs”), exchange-traded funds (“ETFs”), and corporate debt. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund may use leverage to the extent permitted by applicable law by entering into borrowing transactions (principally lines of credit) for investment purposes. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under the heading “Principal Risks” in the Fund’s “Fund Summary” section, the following changes apply:

•	The following principal risk is added:

Borrowing Risk — The Fund may borrow for several purposes, including investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days, the Fund will seek to reduce its borrowings to meet the requirement. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

•	The existing “Leveraging Risk” is deleted and replaced in its entirety by the following:

Leveraging Risk — The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. Leverage may also arise through the use of borrowings for investment purposes. To the extent the Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. The 1940 Act limits the Fund from borrowing in an amount no more than 33 1/3% of its assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SUMMH-SUP-0313x0513

Guggenheim Multi-Hedge Strategies Fund

Under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section, the following changes apply:

•	In the third full paragraph, the first sentence is revised to delete the word “moderate.” The first sentence of the third paragraph now reads as follows:

The Fund may use leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage.

•	In the fourth full paragraph, the following sentence is added as the fifth sentence of the paragraph:

The Fund may use leverage to the extent permitted by applicable law by entering into borrowing transactions (principally lines of credit) for investment purposes.

The fourth full paragraph now reads as follows:

The Fund may be long or short in a broad mix of financial assets including small, mid, and large capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts (“ADRs”), exchange-traded funds (“ETFs”), and corporate debt. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund may use leverage to the extent permitted by applicable law by entering into borrowing transactions (principally lines of credit) for investment purposes. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under the heading “Principal Risks” in the Fund’s “Fund Summary” section, the following changes apply:

•	The following principal risk is added:

Borrowing Risk — The Fund may borrow for several purposes, including investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days, the Fund will seek to reduce its borrowings to meet the requirement. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

•	The existing “Leveraging Risk” is deleted and replaced in its entirety by the following:

Leveraging Risk — The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. Leverage may also arise through the use of borrowings for investment purposes. To the extent the Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. The 1940 Act limits the Fund from borrowing in an amount no more than 33 1/3% of its assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SUMMH-SUP-0313x0513

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar 11, 2013
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 11, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar 11, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2012
Guggenheim Multi-Hedge Strategies Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	rsf_SupplementTextBlock

RYDEX SERIES FUNDS

Multi-Hedge Strategies Fund (the “Fund”)

Supplement dated March 11, 2013

to the currently effective Statutory and Summary Prospectuses dated May 1, 2012, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Statutory and Summary Prospectuses (together, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Effective immediately, the discussion of the Fund’s principal investment strategies and the Fund’s principal risks are revised as described below to reflect the likelihood of the Fund obtaining leverage through the use of borrowings. The changes to the Fund’s principal investment strategies will have no impact on the Fund’s investment objective and investment policies.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section, the following changes apply:

•	In the third full paragraph, the first sentence is revised to delete the word “moderate.” The first sentence of the third paragraph now reads as follows:

The Fund may use leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage.

•	In the fourth full paragraph, the following sentence is added as the fifth sentence of the paragraph:

The Fund may use leverage to the extent permitted by applicable law by entering into borrowing transactions (principally lines of credit) for investment purposes.

The fourth full paragraph now reads as follows:

The Fund may be long or short in a broad mix of financial assets including small, mid, and large capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts (“ADRs”), exchange-traded funds (“ETFs”), and corporate debt. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund may use leverage to the extent permitted by applicable law by entering into borrowing transactions (principally lines of credit) for investment purposes. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Under the heading “Principal Risks” in the Fund’s “Fund Summary” section, the following changes apply:

•	The following principal risk is added:

Borrowing Risk — The Fund may borrow for several purposes, including investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days, the Fund will seek to reduce its borrowings to meet the requirement. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

•	The existing “Leveraging Risk” is deleted and replaced in its entirety by the following:

Leveraging Risk — The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. Leverage may also arise through the use of borrowings for investment purposes. To the extent the Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. The 1940 Act limits the Fund from borrowing in an amount no more than 33 1/3% of its assets.

Supplement Closing [Text Block]	rsf_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SUMMH-SUP-0313x0513